Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions		Jul. 31, 2023	Oct. 31, 2022
Assets
Cash and due from banks	[1]	$ 80,358	$ 72,397
Interest-bearing deposits with banks		87,650	108,011
Securities
Trading		176,603	148,205
Investment, net of applicable allowance (Note 4)		196,022	170,018
Securities		372,625	318,223
Assets purchased under reverse repurchase agreements and securities borrowed		347,151	317,845
Loans (Note 5)
Retail		561,212	549,751
Wholesale		278,997	273,967
Loans		840,209	823,718
Allowance for loan losses (Note 5)		(4,495)	(3,753)
Loans, net		835,714	819,965
Segregated fund net assets		2,921	2,638
Other
Customers' liability under acceptances		19,365	17,827
Derivatives		115,914	154,439
Premises and equipment		6,793	7,214
Goodwill		12,299	12,277
Other intangibles		5,892	6,083
Other assets (Note 6)		71,052	80,300
Total other assets		231,315	278,140
Total assets		1,957,734	1,917,219
Deposits (Note 7)
Personal		434,047	404,932
Business and government		736,730	759,870
Bank		44,894	44,012
Total deposits		1,215,671	1,208,814
Segregated fund net liabilities		2,921	2,638
Other
Acceptances		19,407	17,872
Obligations related to securities sold short		36,653	35,511
Obligations related to assets sold under repurchase agreements and securities loaned		334,465	273,947
Derivatives		117,244	153,491
Insurance claims and policy benefit liabilities		12,700	11,511
Other liabilities (Note 6)		95,042	95,235
Total other liabilities		615,511	587,567
Subordinated debentures (Note 10)		11,202	10,025
Total liabilities		1,845,305	1,809,044
Equity attributable to shareholders
Retained earnings		82,011	78,037
Other components of equity		4,481	5,725
Total equity attributable to shareholders		112,334	108,064
Non-controlling interests		95	111
Total equity		112,429	108,175
Total liabilities and equity		1,957,734	1,917,219
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 10)		7,330	7,318
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 10)		$ 18,512	$ 16,984

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at July 31, 2023 (April 30, 2023 – $3 billion; October 31, 2022 – $2 billion; July 31, 2022 – $2 billion; October 31, 2021 – $2 billion).